Label	Element	Value
S000104044 [Member]
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Effective immediately, the “Principal Investment Strategies” section of the Fund’s Prospectus (in both the “Fund Summary – Corgi SK hynix 2x Daily ETF” and the “Additional Information About the Funds’ Investments” sections) is supplemented by adding the following at the end of such section:

“For the avoidance of doubt, the Fund may obtain its leveraged exposure to SK hynix Inc. through total return swaps and other equity-linked instruments that reference sponsored depositary receipts representing the common stock of SK hynix Inc., including sponsored American Depositary Shares (“ADSs”) and the sponsored American Depositary Receipts evidencing them. The Fund will not reference unsponsored depositary receipts. As used in this Prospectus, the term “Underlying Security” includes the common stock of SK hynix Inc. and sponsored depositary receipts (including ADSs) representing that common stock.”